Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Cash Flow) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income (loss)	$ (92,172)	$ (196,782)	$ (38,584)	$ (27,709)	$ (148,115)	$ (31,400)	$ (67,291)	$ (37,975)	$ (131,363)	$ (281,284)	$ (214,408)	$ (411,190)	$ (268,029)	$ (462,853)
Reconciling items:
Impairment charges		37,651	0	0	0	7,614	0	0	0			37,651	7,614	15,364
Depreciation and amortization	177,330	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	539,246	539,555	729,285	763,306	732,869
Deferred taxes	(71,714)		(34,380)							(195,356)	(157,962)	(304,611)	(143,944)	(211,180)
Provision for doubtful accounts										13,710	11,009	11,715	13,723	23,118
Amortization of deferred financing charges and note discounts, net										93,258	124,262	164,097	188,034	214,950
Share-based compensation	2,754		7,378							14,093	20,090	28,540	20,667	34,246
(Gain) loss on disposal of operating assets										(9,694)	(47,159)	(48,127)	(12,682)	16,710
Loss on marketable securities		4,580	0	0	0	4,827	0	0	0			4,580	4,827	6,490
(Gain) loss on marketable securities										(130,929)	0	4,580	4,827	6,490
Equity in (earnings) loss of nonconsolidated affiliates	(3,983)	(6,643)	(3,663)	(4,696)	(3,555)	(13,502)	(5,210)	(5,271)	(2,975)	(13,595)	(11,914)	(18,557)	(26,958)	(5,702)
(Gain) loss on extinguishment of debt		239,556	0	0	15,167	0	(4,274)	0	5,721	3,888	15,167	254,723	1,447	(60,289)
Other reconciling items - net										18,591	18,420	17,800	16,120	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										3,705	(24,803)	(34,238)	(7,835)	(119,860)
(Increase) decrease in Federal income taxes receivable												0	0	132,309
Increase (decrease) in accrued expenses										(15,314)	(11,301)	34,874	(127,242)	117,432
Increase (decrease) in accounts payable										(12,128)	1,561	(19,048)	(15,131)	(6,924)
Increase (decrease) in accrued interest										(46,716)	(83,180)	20,223	39,170	87,053
Increase (decrease) in deferred income										28,176	37,945	33,482	(10,776)	796
Changes in other operating assets and liabilities										(10,808)	(62,604)	(12,501)	(68,353)	41,754
Net cash provided by (used for) operating activities										(1,157)	154,678	488,698	373,958	582,373
Cash flows from investing activities:
Proceeds from sale of other investments												0	6,894	1,200
Purchases of businesses												(50,116)	(46,356)	0
Purchases of property, plant and equipment	(64,580)		(86,189)							(197,260)	(260,481)	(390,280)	(362,281)	(241,464)
Acquisition of operating assets										(2,587)	(33,738)	(14,826)	(20,995)	(16,110)
Proceeds from sale of investment securities										135,571	0
Proceeds from disposal of assets										39,797	58,915	59,665	54,270	28,637
Purchases of other operating assets												(14,826)	(20,995)	(16,110)
Dividends from subsidiaries
Change in other - net										(3,507)	(9,832)	(1,464)	382	(12,460)
Net cash provided by (used for) investing activities										(27,986)	(245,136)	(397,021)	(368,086)	(240,197)
Cash flows from financing activities:
Draws on credit facilities										272,252	604,563	604,563	55,000	198,670
Payments on credit facilities										(23,844)	(1,919,973)	(1,931,419)	(960,332)	(152,595)
Proceeds from long-term debt										575,051	2,200,000	4,917,643	1,731,266	145,639
Payments on long-term debt										(1,223,336)	(438,422)	(3,346,906)	(1,398,299)	(369,372)
Repurchase of long-term debt		0				(55,250)						0	(55,250)	(125,000)
Payments to repurchase noncontrolling interests										(61,143)	(7,040)
Dividends paid												(244,734)	0	0
Dividends and other payments to noncontrolling interests										(13,862)	(247,764)
Deferred financing charges										(10,222)	(40,002)	(83,617)	(46,659)	0
Change in other - net										2,003	5,564	(10,879)	(23,842)	(2,586)
Net cash provided by (used for) financing activities										(483,101)	156,926	(95,349)	(698,116)	(305,244)
Effect of exchange rate changes on cash										(1,714)	1,493
Net increase (decrease) in cash and cash equivalents										(513,958)	67,961	(3,672)	(692,244)	36,932
Cash and cash equivalents at beginning of period		1,296,643			1,228,682				1,920,926	1,225,010	1,228,682	1,228,682	1,920,926	1,883,994
Cash and cash equivalents at end of period	711,052	1,225,010	1,296,643			1,228,682				711,052	1,296,643	1,225,010	1,228,682	1,920,926
CCMH [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(94,169)		(30,761)							(225,437)	(168,213)	(336,674)	(230,822)	(462,563)
Reconciling items:
Deferred taxes												289	(1,180)	(1,445)
Equity in (earnings) loss of nonconsolidated affiliates	94,169		30,761							225,437	168,213	329,817	223,915	454,779
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in Federal income taxes receivable														4,187
Changes in other operating assets and liabilities												(1,237)	(125)	(547)
Net cash provided by (used for) operating activities												(7,805)	(8,212)	(5,589)
Cash flows from investing activities:
Dividends from subsidiaries										(393)
Net cash provided by (used for) investing activities										(393)
Cash flows from financing activities:
Intercompany funding												10,401	8,518	2,975
Change in other - net										393		(2,596)	(306)	2,614
Net cash provided by (used for) financing activities										393		7,805	8,212	5,589
Subsidiary Issuer [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(94,169)		(30,761)							(225,437)	(168,213)	(329,817)	(223,915)	(454,779)
Reconciling items:
Deferred taxes										(67,214)	(136,099)	(164,738)	(249,392)	(250,630)
Amortization of deferred financing charges and note discounts, net										106,150	147,096	196,549	222,908	251,590
Loss on marketable securities												1
Equity in (earnings) loss of nonconsolidated affiliates	(130,633)		(171,077)							(430,607)	(440,803)	(492,819)	(629,915)	(428,976)
(Gain) loss on extinguishment of debt										3,888	15,167	33,652	5,721
Other reconciling items - net										1
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in Federal income taxes receivable														382,024
Increase (decrease) in accrued expenses										(37,640)	(42,224)		(4,341)
Increase (decrease) in accounts payable												(17,783)
Increase (decrease) in accrued interest										(68,401)	(103,117)	21,731	16,866	131,055
Changes in other operating assets and liabilities										(14,407)	(19,519)	(41,762)	26,946	(79,835)
Net cash provided by (used for) operating activities										(733,667)	(747,712)	(794,986)	(835,122)	(449,551)
Cash flows from investing activities:
Dividends from subsidiaries										329,867	1,925,661
Change in other - net												1,925,661
Net cash provided by (used for) investing activities										329,867	1,925,661	1,925,661
Cash flows from financing activities:
Draws on credit facilities										269,500	602,500	602,500	55,000	194,000
Payments on credit facilities										(22,500)	(1,918,051)	(1,928,051)	(956,181)	(105,500)
Intercompany funding												903,857	1,486,401	605,939
Intercompany funding										1,028,726	617,944
Proceeds from long-term debt										575,000			1,724,650	138,795
Payments on long-term debt										(1,437,435)	(480,342)	(695,342)	(1,428,051)	(383,682)
Deferred financing charges										(9,885)		(13,629)	(46,697)
Change in other - net										393
Net cash provided by (used for) financing activities										403,799	(1,177,949)	(1,130,665)	835,122	449,552
Net increase (decrease) in cash and cash equivalents										(1)		10		1
Cash and cash equivalents at beginning of period					1				1	11	1	1	1
Cash and cash equivalents at end of period	10	11	1			1				10	1	11	1	1
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)	111,792		148,949							371,376	360,848	370,016	537,331	321,784
Reconciling items:
Impairment charges														3,871
Depreciation and amortization	78,627		81,650							241,904	246,165	328,633	327,240	317,761
Deferred taxes										(94,804)	13,989	20,143	109,795	56,272
Provision for doubtful accounts										10,172	6,209	4,459	7,604	14,312
Amortization of deferred financing charges and note discounts, net										(3,622)	(4,507)	(7,534)	(6,144)	(3,908)
Share-based compensation										8,446	11,074	17,951	9,754	22,200
(Gain) loss on disposal of operating assets										2,710	1,987	2,825	(4,091)	(7,043)
Loss on marketable securities												2,001
(Gain) loss on marketable securities										(170,182)
Equity in (earnings) loss of nonconsolidated affiliates	(7,210)		(17,166)							51,315	30,015	174,774	(54,407)	80,040
(Gain) loss on extinguishment of debt													1
Other reconciling items - net										(152)	1,196	(7,623)	1,083	(149)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										(45,500)	(24,839)	12,256	(13,090)	(73,082)
(Increase) decrease in Federal income taxes receivable														(304,098)
Increase (decrease) in accrued expenses										50,331	43,989	9,432	(93,854)	71,525
Increase (decrease) in accounts payable										9,921	8,978	(25,854)	(52,995)	(11,740)
Increase (decrease) in accrued interest										37,546	5,393		20,813
Increase (decrease) in deferred income										6,469	12,209	9,521	(427)	8,024
Changes in other operating assets and liabilities										(33,450)	(52,408)	20,915	(78,254)	34,229
Net cash provided by (used for) operating activities										442,480	660,298	931,915	710,359	529,998
Cash flows from investing activities:
Proceeds from sale of other investments													(700)
Purchases of businesses												(45,395)	(207)
Purchases of property, plant and equipment										(82,677)	(72,542)	(114,023)	(69,650)	(45,868)
Acquisition of operating assets										(1,745)	(24,340)
Proceeds from sale of investment securities										75
Proceeds from disposal of assets										22,318	4,868	3,223	41,387	20,884
Purchases of other operating assets												(9,107)	(6,201)	(14,269)
Dividends from subsidiaries											1,916,209
Investment in Clear Channel notes														(125,000)
Change in other - net										(1,236)	(6,057)	1,918,909	69	35,325
Net cash provided by (used for) investing activities										(63,265)	1,818,138	1,753,607	(35,302)	(128,928)
Cash flows from financing activities:
Intercompany funding												(896,192)	(1,414,366)	(439,697)
Intercompany funding										(549,015)	(591,649)
Proceeds from long-term debt													1,604
Payments on long-term debt											(928)	(927)	(22,155)	(4)
Dividends paid												(1,916,207)
Dividends and other payments to noncontrolling interests										(84,377)	(1,916,207)
Deferred financing charges													38
Change in other - net											4		1,032
Net cash provided by (used for) financing activities										(633,392)	(2,508,780)	(2,813,326)	(1,433,847)	(439,701)
Net increase (decrease) in cash and cash equivalents										(254,177)	(30,344)	(127,804)	(758,790)	(38,631)
Cash and cash equivalents at beginning of period					461,572				1,220,362	333,768	461,572	461,572	1,220,362	1,258,993
Cash and cash equivalents at end of period	79,591	333,768	431,228			461,572				79,591	431,228	333,768	461,572	1,220,362
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)	35,781		51,310							24,571	69,165	(37,775)	181,085	43,435
Reconciling items:
Impairment charges												37,651	7,614	11,493
Depreciation and amortization	98,703		100,700							297,342	293,390	400,652	436,066	415,108
Deferred taxes										(33,338)	(35,852)	(160,305)	(3,167)	(15,377)
Provision for doubtful accounts										3,538	4,800	7,256	6,119	8,806
Amortization of deferred financing charges and note discounts, net										(42,254)	(73,877)	(103,271)	(104,277)	(109,547)
Share-based compensation										5,647	9,016	10,589	10,913	12,046
(Gain) loss on disposal of operating assets										(12,404)	(49,146)	(50,952)	(8,591)	23,753
Loss on marketable securities												2,578	4,827	6,490
(Gain) loss on marketable securities										18
Equity in (earnings) loss of nonconsolidated affiliates	(4,030)		(3,702)							(13,878)	(12,332)	(19,464)	(26,987)	(5,749)
(Gain) loss on extinguishment of debt												221,071
Other reconciling items - net										18,742	17,224	25,423	15,037	26,239
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										49,205	36	(46,494)	5,255	(46,778)
(Increase) decrease in Federal income taxes receivable														50,196
Increase (decrease) in accrued expenses										(28,005)	(13,066)	25,442	(29,047)	45,907
Increase (decrease) in accounts payable										(22,049)	(7,417)	24,589	37,864	4,816
Increase (decrease) in accrued interest										2,981	88	(2,377)	1,127	243
Increase (decrease) in deferred income										21,707	25,736	23,961	(10,349)	(7,228)
Changes in other operating assets and liabilities										18,207	23,779	10,452	(16,556)	43,662
Net cash provided by (used for) operating activities										290,030	251,544	369,026	506,933	507,515
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes		50,149				167,022						50,149	167,022	10,025
Proceeds from sale of other investments													7,594	18,700
Purchases of businesses												(4,721)	(46,149)
Purchases of property, plant and equipment										(114,583)	(187,939)	(276,257)	(292,631)	(195,596)
Acquisition of operating assets										(842)	(9,398)
Proceeds from sale of investment securities										355,073
Proceeds from disposal of assets										17,479	54,047	56,442	12,883	7,753
Purchases of other operating assets												(5,719)	(14,794)	(1,841)
Investment in Clear Channel notes						(55,250)							(55,250)
Change in other - net										(2,271)	45,681	(4,857)	(16,761)	(12,335)
Net cash provided by (used for) investing activities										254,856	(97,609)	(184,963)	(238,086)	(173,294)
Cash flows from financing activities:
Draws on credit facilities										2,752	2,063	2,063		4,670
Payments on credit facilities										(1,344)	(1,922)	(3,368)	(4,151)	(47,095)
Intercompany funding												(18,066)	(80,553)	(169,217)
Intercompany funding										(479,711)	(26,295)
Proceeds from long-term debt										51	2,200,000	4,917,643	5,012	6,844
Payments on long-term debt										(5,478)	(7,301)	(2,700,786)	(115,115)	(13,211)
Payments to repurchase noncontrolling interests										(61,143)	(7,040)
Dividends paid												(2,179,849)
Dividends and other payments to noncontrolling interests										(259,352)	(2,182,879)
Deferred financing charges										(337)	(40,002)	(69,988)
Change in other - net										1,610	6,253	(7,590)	(7,494)	(40,650)
Net cash provided by (used for) financing activities										(802,952)	(57,123)	(59,941)	(202,301)	(258,659)
Effect of exchange rate changes on cash										(1,714)	1,493
Net increase (decrease) in cash and cash equivalents										(259,780)	98,305	124,122	66,546	75,562
Cash and cash equivalents at beginning of period					767,109				700,563	891,231	767,109	767,109	700,563	625,001
Cash and cash equivalents at end of period	631,451	891,231	865,414			767,109				631,451	865,414	891,231	767,109	700,563
Eliminations [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(51,407)		(177,321)							(226,357)	(307,995)	(76,940)	(531,708)	89,270
Reconciling items:
Amortization of deferred financing charges and note discounts, net										32,984	55,550	78,353	75,547	76,815
(Gain) loss on marketable securities										39,235
Equity in (earnings) loss of nonconsolidated affiliates	43,721		157,521							154,138	242,993	(10,865)	460,436	(105,796)
(Gain) loss on extinguishment of debt													(4,275)	(60,289)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase (decrease) in accrued interest										(18,842)	14,456	869	364	(44,245)
Changes in other operating assets and liabilities										18,842	(14,456)	(869)	(364)	44,245
Net cash provided by (used for) operating activities											(9,452)	(9,452)
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes		(50,149)				(167,022)						(50,149)	(167,022)	(10,025)
Proceeds from sale of other investments														(17,500)
Proceeds from sale of investment securities										(219,577)
Dividends from subsidiaries										(329,474)	(3,841,870)
Investment in Clear Channel notes						55,250							55,250	125,000
Change in other - net											(49,456)	(3,841,177)	17,074	(35,450)
Net cash provided by (used for) investing activities										(549,051)	(3,891,326)	(3,891,326)	(94,698)	62,025
Cash flows from financing activities:
Payments on long-term debt										219,577	50,149	50,149	167,022	27,525
Repurchase of long-term debt						(55,250)							(55,250)	(125,000)
Dividends paid												3,851,322
Dividends and other payments to noncontrolling interests										329,867	3,851,322
Change in other - net										(393)	(693)	(693)	(17,074)	35,450
Net cash provided by (used for) financing activities										$ 549,051	$ 3,900,778	$ 3,900,778	$ 94,698	$ (62,025)